Accounting Policies (Details Textual) R$ / shares in Units, $ / shares in Units, $ in Thousands, R$ in Millions			12 Months Ended
	Jan. 01, 2018 USD ($)	Jan. 16, 2012	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Jan. 01, 2019 USD ($)	Apr. 10, 2018 shares	May 31, 2016 USD ($) shares	May 31, 2016 BRL (R$) R$ / shares shares	Apr. 30, 2016 USD ($) shares	Apr. 30, 2016 BRL (R$) R$ / shares shares
Statement Line Items [Line Items]
Current trade receivables, effect of new accounting standard	$ 6,423
Number of major business segments			1
Number of reportable operating segments			1
Intangible assets and goodwill at end of period			$ 1,465,965	$ 1,660,859
Research and development expense			63,400	63,700	$ 68,600
Selling, general and administrative expenses, amortization of intangible assets			$ 206,672	$ 188,550	$ 241,238
Number of shares authorised | shares			2,500,000,000	2,500,000,000	2,500,000,000
Par value per share | $ / shares			$ 1	$ 1	$ 1
Total number of shares issued | shares			1,180,536,830	1,180,536,830	1,180,536,830
Number of shares outstanding at end of period | shares			1,180,536,830	1,180,536,830	1,180,536,830
Number of votes, per share			1	1	1
Net defined benefit liability (asset) at end of period			$ 91,200	$ 79,200
Employee benefits, unit vesting period			4 years
Employee benefits, company redemtpion period			10 years
Employee benefits, early redemption period			7 years
Carrying value of units granted			$ 106,000	94,800
Dilutive effect of share options on number of ordinary shares | shares			0
ITALY
Statement Line Items [Line Items]
Net defined contribution plan liability (asset) at end of period			$ 17,300
Unfunded defined benefit employee retirement plan for certain senior officers [member]
Statement Line Items [Line Items]
Net defined benefit liability (asset) at end of period			41,200
Funded post-employment benefits [member]
Statement Line Items [Line Items]
Net defined benefit liability (asset) at end of period			146,885	165,485	$ 159,612
Funded post-employment benefits [member] | CANADA
Statement Line Items [Line Items]
Net defined benefit liability (asset) at end of period			8,200
Funded post-employment benefits [member] | UNITED STATES
Statement Line Items [Line Items]
Net defined benefit liability (asset) at end of period			13,700
Information system projects [member]
Statement Line Items [Line Items]
Intangible assets and goodwill at end of period			66,638	81,746
Trademarks [member]
Statement Line Items [Line Items]
Intangible assets and goodwill at end of period			86,700
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Intangible assets and goodwill at end of period			$ 19,878	$ 193,415
Customer-related intangible assets [member] | Maverick acquisition [member]
Statement Line Items [Line Items]
Finite-lived intangible asset, useful life			14 years
Remaining amortisation period of intangible assets material to entity			0	2
Selling, general and administrative expenses, amortization of intangible assets			$ 109,000
Finite-lived intangible asset, residual value			$ 19,900
Finite-lived intangible asset, residual useful life			2 years
Customer-related intangible assets [member] | Hydrill acquisition [member]
Statement Line Items [Line Items]
Finite-lived intangible asset, useful life			10 years
Top of range [member]
Statement Line Items [Line Items]
Discount rate used in current estimate of value in use			11.70%
Top of range [member] | Information system projects [member]
Statement Line Items [Line Items]
Finite-lived intangible asset, useful life			3 years
Top of range [member] | Licenses, patents, trademarks, and proprietary technology [member]
Statement Line Items [Line Items]
Finite-lived intangible asset, useful life			10 years
Bottom of range [member]
Statement Line Items [Line Items]
Discount rate used in current estimate of value in use			8.70%
Usiminas [member] | The new SHA [member]
Statement Line Items [Line Items]
Shares bound to SHA | shares							483,600,000
Percent of company voting capital							68.60%
T/T Group [member] | The new SHA [member]
Statement Line Items [Line Items]
Percent of company voting capital							47.10%
Ternium entitites [member] | The new SHA [member]
Statement Line Items [Line Items]
Percent of company voting capital							39.50%
Confab [member] | The new SHA [member]
Statement Line Items [Line Items]
Percent of company voting capital							7.60%
NSSMC [member] | The new SHA [member]
Statement Line Items [Line Items]
Percent of company voting capital							45.90%
Previdencia Usiminas [member] | The new SHA [member]
Statement Line Items [Line Items]
Percent of company voting capital							7.00%
Ternium s.a. [member] | Techgen s.a. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture			48.00%
Tecpetrol International S.A. [member] | Techgen s.a. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture			30.00%
Tenaris [member] | Techgen s.a. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture			22.00%
Ternium s.a. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate			11.46%
Ternium s.a. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate			11.46%
Impairment loss on equity method investment in non-consolidated companies			$ 0	$ 0	$ 0
Usiminas [member] | Preference shares [member]
Statement Line Items [Line Items]
Interest in associate, shares owned | shares			1,300,000
Usiminas [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Interest in associate, shares owned | shares			36,500,000
Usiminas [member] | CONFAB INDUSTRIAL S.A. and subsidiaries [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate			3.07%
Proportion of voting rights held in associate			5.20%	5.20%
Usiminas [member] | CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Preference shares [member]
Statement Line Items [Line Items]
Number of shares subscribed to | shares										1,300,000	1,300,000
Shares subscribed to, price per share | R$ / shares											R$ 1.28
Shares subscribed to, value										$ 500	R$ 1.6
Usiminas [member] | CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares subscribed to | shares								11,500,000	11,500,000
Shares subscribed to, price per share | R$ / shares									R$ 5
Shares subscribed to, value								$ 16,600	R$ 57.5
Usiminas [member] | Ternium s.a. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		13.80%
Proportion of voting rights held in associate		27.70%
Adoption of new accouting pronoucements [member]
Statement Line Items [Line Items]
Right-of-use assets						$ 260,000
Total lease liabilities						$ 260,000
IFRS 15 [member]
Statement Line Items [Line Items]
Aggregate Impact on Revenues Cost of Sales and Selling Expenses	(700)
IFRS 9 [member]
Statement Line Items [Line Items]
Current trade receivables, effect of new accounting standard	$ (6,400)